FINANCIAL INSTRUMENTS - Offsetting of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade payables
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	$ (34,478)	$ (37,959)
Offsetting	160	1,925
Current and noncurrent liabilities - Booked value	(34,318)	(36,034)
Other liabilities
Offsetting of financial assets and financial liabilities
Current and noncurrent liabilities - Gross value	(342)	(583)
Offsetting	51	48
Current and noncurrent liabilities - Booked value	(291)	(535)
Trade receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	17,208	28,809
Offsetting	(160)	(1,925)
Current and noncurrent assets - Booked value	17,048	26,884
Other receivables
Offsetting of financial assets and financial liabilities
Current and noncurrent assets - Gross value	1,623	3,274
Offsetting	(51)	(48)
Current and noncurrent assets - Booked value	$ 1,572	$ 3,226